SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING TAXABLE FIXED INCOME FUNDS
For the Allspring International Bond Fund (the “Fund”)

Effective immediately, the Allspring International Bond Fund is no longer offered in this prospectus and all references to the Fund are hereby removed.

July 11, 2023	SUP4651 07-23